T. Rowe Price GNMA Fund
T. Rowe Price GNMA Fund
Investment Objective

The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing at least 80% of its total assets in Government National Mortgage Association securities backed by the full faith and credit of the U.S. government.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		T. Rowe Price GNMA Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		T. Rowe Price GNMA Fund
Management fees		0.45%
Distribution and service (12b-1) fees		none
Other expenses		0.16%
Acquired fund fees and expenses		0.07%
Total annual fund operating expenses	[1]	0.68%
[1]	The figure shown under "Total annual fund operating expenses" does not match the "Ratio of expenses to average net assets " shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price GNMA Fund	69	218	379	847

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 225.7% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest at least 80% of its total assets in mortgage-backed securities issued by the Government National Mortgage Association (GNMA), an agency of the U.S. Department of Housing and Urban Development. These securities represent "pools" of mortgage loans that are guaranteed either by the Federal Housing Administration or the Veterans Administration. Mortgage lenders pool individual home mortgages to back a certificate or bond, which is then sold to investors. Interest and principal payments from the underlying mortgages are passed through to investors.

GNMAguarantees the timely payment of interest and principal on its securities, a guarantee backed by the U.S. Treasury. The GNMAguarantee does not apply to the price of GNMAsecurities or the fund's share price, both of which will fluctuate with market conditions.

Up to 20% of total assets can be invested in high-quality securities that are not backed by the full faith and credit of the U.S. government. These securities must have a credit rating of at least AA or the equivalent as determined by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. Such securities may include, among others, corporate bonds, mortgage securities issued by government agencies not backed by the full faith and credit of the U.S. government  and privately issued securities .

There is no limit on the maturity of individual bonds in the fund's portfolio or on the fund's overall weighted average maturity, which will vary and can be influenced by the general level of interest rates, principal prepayments of GNMAand other mortgage-backed securities, and other factors.

In selecting securities, the portfolio manager may weigh the characteristics of various types of mortgage securities and examine yield relationships in the context of the outlook for interest rates and the economy. For example, if interest rates seem likely to fall, the portfolio manager may purchase mortgage securities expected to have below-average prepayment rates and allocate some assets to bonds or other securities that could appreciate in that environment.

The fund may purchase or sell mortgage-backed securities on a when-issued, delayed delivery or forward commitment basis through the "to-be-announced" (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards. The fund would generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities.  However, in an effort to obtain underlying mortgage securities on more preferable terms or to enhance returns, the fund may extend the settlement by entering into "dollar roll" transactions in which the fund sells mortgage-backed securities and simultaneously agrees to purchase substantially similar securities on a future date.  In addition, the fund may use swaps primarily in an effort to manage its exposure to interest rates or to adjust portfolio duration.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or to shift assets into and out of higher-yielding securities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Securities with longer maturities and funds with longer weighted average maturities generally have greater interest rate risk . The market tends to discount prices of GNMA securities for prepayment risk when interest rates decline. As a result, prices of GNMAsecurities typically do not rise as much as the prices of comparable bonds during periods of fallinginterest rates .

Prepayment risk  This is the risk that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, leading to the prepayment of mortgage-backed securities held by the fund. The fund would lose potential price appreciation and may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Extension risk  This is the risk that during periods of rising interest rates, prepayments of the underlying mortgages will occur at a slower than expected rate, thereby lengthening the average life of the mortgage-backed securities and making them more volatile.

Credit risk  This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund's overall exposure to credit risk is relatively low because it invests primarily in securities backed by the U.S. government.

Liquidity risk  This is the risk that thefund may not be able to sell a holdingin a timely manner at a desired price.

TBA risk  The fund's share price sensitivity in relation to interest rate movements could be increased to the extent the fund purchases securities on a when-issued or forward basis, and its portfolio turnover rate would be increased to the extent it enters into dollar roll transactions. Whether or not the fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

Swaps risk  The fund's use, if any, of interest rate swaps include the potential for unanticipated adverse movements in interest rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreement, potential government regulation that could negatively affect the fund's swap investments, and potential losses in excess of the fund's initial investment.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

GNMA Fund Calendar Year Returns

Quarter Total Ended Return Best Quarter 9/30/01 4.16% Worst Quarter 6/30/04 -1.13% The fund's return for the six months ended 6/30/11 was 2.82%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns -	1 Year	5 Years	10 Years
T. Rowe Price GNMA Fund	6.49%	5.77%	5.43%
T. Rowe Price GNMA Fund Returns after taxes on distributions	4.96%	4.42%	3.86%
T. Rowe Price GNMA Fund Returns after taxes on distributions and sale of fund shares	4.20%	4.28%	3.78%
T. Rowe Price GNMA Fund Barclays Capital U.S. GNMA Index	6.67%	6.29%	5.86%
T. Rowe Price GNMA Fund Lipper GNMA Funds Average	6.16%	5.86%	5.26%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .